SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE (Details)	6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Equity [Abstract]
Risk-free interest rate	1.50%		1.50%			0.78%
Expected life of options	10 years		10 years			10 years
Expected annualized volatility	96.56%		96.56%			120.00%
Dividend rate